Reconciliations and Changes in Contract-Type Corporate Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥ 214,805	¥ 202,403
Service cost	10,435	9,879	9,491
Interest cost	3,171	3,789	3,831
Actuarial (gain) loss	(11,418)	8,710
Transfer of liability from contract-type corporate pension plans of the NTT group	504	714
Other		852
Benefit payments	(11,442)	(11,542)
Projected benefit obligation, end of year	206,055	214,805	202,403
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	90,345	81,262
Actual return on plan assets	8,258	6,975
Employer contributions	3,765	5,323
Transfer of plan assets from contract-type corporate pension plans of the NTT group	118	171
Benefit payments	(3,646)	(3,386)
Fair value of plan assets, end of year	98,840	90,345	81,262
Funded status, end of year	¥ (107,215)	¥ (124,460)